UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 29.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.70%, 5/15/46	$810	$957,185
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	623,836

		$1,581,021

Automotive — 1.1%
General Motors Co., 4.875%, 10/2/23	$434	$462,012
General Motors Co., 5.00%, 4/1/35	1,061	1,060,457
General Motors Co., 6.25%, 10/2/43	733	817,535
Hyundai Capital America, 2.45%, 6/15/21(1)	900	905,557
Magna International, Inc., 4.15%, 10/1/25	868	955,998
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,017,500

		$5,219,059

Banks — 6.2%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,275,389
Bank of America Corp., 3.50%, 4/19/26	1,800	1,865,846
Bank of America Corp., 5.65%, 5/1/18	807	865,198
Bank of America Corp., 6.11%, 1/29/37	175	207,553
BPCE SA, 4.875%, 4/1/26(1)	700	719,911
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	914,091
Citigroup, Inc., 3.40%, 5/1/26	270	277,652
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,055,342
Citigroup, Inc., 4.30%, 11/20/26	698	721,006
Citigroup, Inc., 4.50%, 1/14/22	725	802,457
Citigroup, Inc., 6.625%, 6/15/32	172	212,351
Discover Bank, 3.20%, 8/9/21	950	967,740
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,213,304
First Horizon National Corp., 3.50%, 12/15/20	1,009	1,019,360
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,500	1,555,213
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,338,831
Huntington Bancshares, Inc., 3.15%, 3/14/21	1,185	1,229,004
JPMorgan Chase & Co., 2.70%, 5/18/23	1,500	1,516,858
JPMorgan Chase & Co., 3.875%, 9/10/24	642	665,398
JPMorgan Chase & Co., 5.625%, 8/16/43	178	208,498
KeyBank NA, 3.40%, 5/20/26	1,400	1,422,596
Morgan Stanley, 2.45%, 2/1/19	780	795,138
Morgan Stanley, 4.35%, 9/8/26	643	674,391
Morgan Stanley, 4.875%, 11/1/22	1,132	1,241,459
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,572,511
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	687,160
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	733,993
Suntrust Banks, Inc., 2.90%, 3/3/21	569	589,823

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
U.S. Bancorp, 2.35%, 1/29/21	$1,388	$1,433,826
Wells Fargo & Co., 3.45%, 2/13/23	1,141	1,182,111
Wells Fargo & Co., 4.10%, 6/3/26	364	389,393

		$29,353,403

Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$1,185	$1,229,264
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	730	858,635
Coca-Cola Co. (The), 1.875%, 10/27/20	1,300	1,329,610
Constellation Brands, Inc., 4.25%, 5/1/23	1,275	1,332,375
Molson Coors Brewing Co., Class B, 3.00%, 7/15/26(2)	1,500	1,502,567

		$6,252,451

Biotechnology — 0.7%
Amgen, Inc., 2.20%, 5/22/19	$464	$476,242
Amgen, Inc., 3.625%, 5/22/24	619	665,545
Amgen, Inc., 5.15%, 11/15/41	817	933,439
Celgene Corp., 3.55%, 8/15/22	1,041	1,092,266

		$3,167,492

Building Materials — 0.1%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$536,101

		$536,101

Chemicals — 0.5%
Albemarle Corp., 4.15%, 12/1/24	$508	$533,090
Eastman Chemical Co., 3.60%, 8/15/22	486	511,732
Ecolab, Inc., 4.35%, 12/8/21	340	385,416
Yara International ASA, 3.80%, 6/6/26(1)	1,000	1,037,116

		$2,467,354

Commercial Services — 0.5%
Block Financial, LLC, 5.25%, 10/1/25	$870	$934,799
Total System Services, Inc., 3.80%, 4/1/21	1,250	1,325,185

		$2,259,984

Computers — 0.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,135,967
HP Enterprise Co., 6.35%, 10/15/45(1)	345	343,831
Seagate HDD Cayman, 4.75%, 6/1/23	545	460,996

		$1,940,794

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.95%, 2/1/22	$1,000	$1,002,500
Air Lease Corp., 3.375%, 6/1/21	1,200	1,231,824
Ally Financial, Inc., 3.25%, 9/29/17	975	982,313
American Express Co., 3.625%, 12/5/24	1,162	1,194,441
International Lease Finance Corp., 6.25%, 5/15/19	722	779,652
Janus Capital Group, Inc., 4.875%, 8/1/25	964	1,044,775
Jefferies Group, LLC, 5.125%, 1/20/23	633	665,982
Legg Mason, Inc., 4.75%, 3/15/26	1,185	1,252,635
Synchrony Financial, 3.75%, 8/15/21	560	580,840

		$8,734,962

Educational Services — 0.1%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$685,720

		$685,720

Electric Utilities — 1.2%
Enel Finance International N.V., 6.00%, 10/7/39(1)	$502	$595,375
Entergy Corp., 4.00%, 7/15/22	1,046	1,124,498
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	678,774
Georgia Power Co., 1.95%, 12/1/18	520	529,114
Georgia Power Co., 4.30%, 3/15/42	847	930,767
ITC Holdings Corp., 4.05%, 7/1/23	680	716,907
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,130,724

		$5,706,159

Electrical and Electronic Equipment — 0.7%
Flextronics International, Ltd., 4.75%, 6/15/25	$948	$962,220
FLIR Systems, Inc., 3.125%, 6/15/21	910	936,161
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	406,000
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,091,400

		$3,395,781

Foods — 0.4%
Delhaize Group SA, 5.70%, 10/1/40	$849	$996,197
Kroger Co. (The), 2.95%, 11/1/21	780	820,613

		$1,816,810

Health Services — 1.3%
Aetna, Inc., 2.80%, 6/15/23	$509	$521,148
Aetna, Inc., 4.375%, 6/15/46	941	978,278
CR Bard, Inc., 3.00%, 5/15/26	1,300	1,335,915
Dignity Health, 3.812%, 11/1/24	845	903,503

Security	Principal Amount (000’s omitted)	Value

Health Services (continued)
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$845	$919,461
MEDNAX, Inc., 5.25%, 12/1/23(1)	160	162,400
Tenet Healthcare Corp., 4.75%, 6/1/20	700	720,510
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	763,227

		$6,304,442

Household Products — 0.4%
Clorox Co. (The), 3.05%, 9/15/22	$600	$627,928
Newell Rubbermaid, Inc., 3.85%, 4/1/23	1,426	1,514,918

		$2,142,846

Industrial Conglomerates — 0.3%
General Electric Capital Corp., 5.30%, 2/11/21	$1,120	$1,300,348

		$1,300,348

Insurance — 1.0%
ACE INA Holdings, Inc., 3.35%, 5/3/26	$975	$1,039,766
Aflac, Inc., 6.45%, 8/15/40	335	446,726
Aon PLC, 3.875%, 12/15/25	1,348	1,425,241
Hanover Insurance Group, Inc. (The), 4.50%, 4/15/26	870	900,344
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	889,179
Principal Financial Group, Inc., 6.05%, 10/15/36	205	257,311

		$4,958,567

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$717,538

		$717,538

Lodging and Gaming — 0.0%(3)
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$166,000

		$166,000

Media — 1.0%
Altice US Finance I Corp., 5.375%, 7/15/23(1)	$1,000	$1,007,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	1,350	1,388,813
Comcast Corp., 2.75%, 3/1/23	1,073	1,124,878
Discovery Communications, LLC, 4.90%, 3/11/26	1,150	1,222,444

		$4,743,635

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., 4.55%, 10/1/24	$536	$507,040

		$507,040

Oil and Gas — 2.3%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$715,918
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	793,970
ConocoPhillips Co., 4.20%, 3/15/21	158	170,833
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,445,500
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,466,745
Exxon Mobil Corp., 1.708%, 3/1/19	1,419	1,442,615
Noble Energy, Inc., 3.90%, 11/15/24	937	953,975
Petroleos Mexicanos, 6.875%, 8/4/26(1)	1,500	1,680,750
Shell International Finance B.V., 3.25%, 5/11/25	1,300	1,366,056
Total Capital International SA, 2.70%, 1/25/23	883	909,330

		$10,945,692

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$878,666

		$878,666

Pharmaceuticals — 1.2%
AbbVie, Inc., 2.30%, 5/14/21	$500	$506,702
AbbVie, Inc., 2.50%, 5/14/20	1,100	1,127,059
AbbVie, Inc., 4.40%, 11/6/42	520	532,293
Actavis Funding SCS, 3.00%, 3/12/20	1,322	1,363,329
Actavis Funding SCS, 4.55%, 3/15/35	796	818,134
Mylan N.V., 3.15%, 6/15/21(1)	1,394	1,417,200

		$5,764,717

Pipelines — 0.4%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$450,781
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	670,934
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	614,020

		$1,735,735

Real Estate Investment Trusts (REITs) — 0.8%
Boston Properties, L.P., 3.65%, 2/1/26	$1,400	$1,495,716
Essex Portfolio, L.P., 3.25%, 5/1/23	805	825,241
Simon Property Group, L.P., 2.50%, 7/15/21	1,400	1,443,508

		$3,764,465

Security	Principal Amount (000’s omitted)	Value

Retail-Drug Stores — 0.8%
CVS Health Corp., 2.125%, 6/1/21	$500	$506,486
CVS Health Corp., 5.125%, 7/20/45	1,120	1,394,159
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,200	1,274,171
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	730	782,309

		$3,957,125

Retail-Specialty and Apparel — 0.4%
Home Depot, Inc. (The), 3.35%, 9/15/25	$555	$605,844
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	738	581,246
Signet UK Finance PLC, 4.70%, 6/15/24	500	488,974

		$1,676,064

Software — 0.6%
Electronic Arts, Inc., 4.80%, 3/1/26	$1,400	$1,518,135
Oracle Corp., 4.50%, 7/8/44	988	1,115,244

		$2,633,379

Technology — 0.5%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$978,642
KLA-Tencor Corp., 4.65%, 11/1/24	401	438,370
Lam Research Corp., 3.45%, 6/15/23	913	944,483

		$2,361,495

Telecommunications — 1.3%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,069,668
AT&T, Inc., 3.60%, 2/17/23	1,834	1,922,529
Verizon Communications, Inc., 5.15%, 9/15/23	1,925	2,246,211
Verizon Communications, Inc., 6.00%, 4/1/41	785	980,797

		$6,219,205

Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24	$800	$896,845
Reynolds American, Inc., 5.85%, 8/15/45	230	295,217

		$1,192,062

Utilities — 1.0%
American Water Capital Corp., 3.40%, 3/1/25	$365	$396,385
American Water Capital Corp., 4.30%, 9/1/45	842	962,074
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	2,380	2,382,480

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Entergy Louisiana, LLC, 3.05%, 6/1/31	$1,000	$1,026,933

		$4,767,872

Total Corporate Bonds & Notes (identified cost $133,873,617)		$139,853,984

Agency Mortgage-Backed Securities — 24.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$1,264	$1,387,255
Pool #C03490, 4.50%, 8/1/40	1,068	1,172,499
Pool #C03815, 3.50%, 3/1/42	754	805,567
Pool #C03921, 3.50%, 5/1/42	752	801,973
Pool #C09013, 3.00%, 9/1/42	869	904,023
Pool #C09031, 2.50%, 2/1/43	2,178	2,203,997
Pool #C09032, 3.50%, 2/1/43	1,281	1,356,314
Pool #C91875, 3.50%, 6/1/36	1,446	1,540,771
Pool #E01322, 5.00%, 3/1/18	1,131	1,162,879
Pool #E03124, 3.00%, 4/1/27	1,145	1,204,247
Pool #G04913, 5.00%, 3/1/38	1,186	1,327,483
Pool #G05958, 5.00%, 8/1/40	292	323,772
Pool #G07459, 3.50%, 8/1/43	2,970	3,143,284
Pool #G07527, 3.00%, 10/1/43	474	493,307
Pool #G07589, 5.50%, 6/1/41	1,160	1,316,343
Pool #G08348, 5.00%, 6/1/39	315	349,783
Pool #G08524, 3.00%, 3/1/43	1,385	1,440,050
Pool #G08596, 4.50%, 7/1/44	1,197	1,307,035
Pool #G08627, 3.50%, 2/1/45	205	216,701
Pool #G08651, 4.00%, 6/1/45	1,459	1,566,254
Pool #G08666, 3.00%, 9/1/45	2,844	2,951,265
Pool #G08670, 3.00%, 10/1/45	1,895	1,965,858
Pool #G08701, 3.00%, 4/1/46	2,744	2,846,425
Pool #G18176, 5.00%, 4/1/22	102	109,594
Pool #G18309, 4.50%, 5/1/24	247	267,036
Pool #G18544, 2.50%, 3/1/30	787	815,105
Pool #G18566, 3.50%, 8/1/30	1,351	1,434,241
Pool #G60173, 4.00%, 7/1/45	1,721	1,867,100
Pool #J19206, 3.00%, 5/1/27	655	688,680
Pool #Q00285, 4.50%, 4/1/41	785	861,627
Pool #Q10378, 3.00%, 8/1/42	1,502	1,562,672
Pool #Q17453, 3.50%, 4/1/43	2,263	2,396,447
Pool #Q21661, 3.50%, 9/1/43	751	794,756

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #Q26812, 4.00%, 6/1/44	$1,541	$1,654,513
Pool #Q29436, 4.00%, 11/1/44	1,743	1,876,928
Pool #Q34310, 3.50%, 6/1/45	2,615	2,768,094
Pool #Q34764, 3.50%, 7/1/45	1,582	1,672,117
Pool #Q34966, 4.00%, 7/1/45	1,286	1,380,337

		$51,936,332

Federal National Mortgage Association:
15-Year, 2.50%, TBA(4)	$5,000	$5,173,779
Pool #735415, 6.50%, 12/1/32	348	407,969
Pool #889982, 5.50%, 11/1/38	97	109,387
Pool #890397, 3.50%, 12/1/26	80	84,547
Pool #890427, 3.50%, 4/1/42	1,562	1,666,682
Pool #929009, 6.00%, 1/1/38	295	338,383
Pool #995203, 5.00%, 7/1/35	35	38,603
Pool #AB4827, 3.50%, 4/1/42	452	479,922
Pool #AB6633, 3.50%, 10/1/42	271	286,635
Pool #AE0949, 4.00%, 2/1/41	453	488,982
Pool #AE0971, 4.00%, 5/1/25	304	326,245
Pool #AE9757, 4.00%, 12/1/40	89	95,701
Pool #AH0944, 4.00%, 12/1/40	1,054	1,140,138
Pool #AH1559, 4.00%, 12/1/40	173	186,738
Pool #AH3575, 4.50%, 1/1/41	343	376,373
Pool #AH3804, 4.00%, 2/1/41	825	889,677
Pool #AH6827, 4.00%, 3/1/26	508	545,781
Pool #AH9055, 4.50%, 4/1/41	619	679,976
Pool #AK3264, 3.00%, 2/1/27	298	313,608
Pool #AK6759, 3.50%, 3/1/42	1,423	1,509,868
Pool #AL2551, 3.50%, 10/1/42	361	386,164
Pool #AL3865, 3.50%, 7/1/43	90	95,601
Pool #AL5162, 3.00%, 9/1/43	1,281	1,335,828
Pool #AL6838, 4.00%, 4/1/43	1,257	1,355,359
Pool #AL7019, 3.50%, 11/1/42	2,639	2,800,723
Pool #AL7524, 5.00%, 7/1/41	1,709	1,902,686
Pool #AO4647, 3.50%, 6/1/42	608	644,941
Pool #AP2133, 3.50%, 8/1/42	319	338,437
Pool #AS0304, 3.00%, 8/1/43	576	599,220
Pool #AS3892, 4.00%, 11/1/44	1,683	1,810,018
Pool #AS4421, 4.00%, 2/1/45	1,093	1,186,250
Pool #AS5332, 4.00%, 7/1/45	1,858	2,006,676
Pool #AS5783, 2.50%, 9/1/30	1,227	1,273,767
Pool #AS6014, 4.00%, 10/1/45	1,251	1,351,786
Pool #AS6811, 3.00%, 3/1/46	1,972	2,051,577
Pool #AT7865, 3.00%, 6/1/28	3,485	3,663,087
Pool #AZ3743, 3.50%, 11/1/45	2,878	3,043,371
Pool #BA0891, 3.50%, 1/1/46	3,356	3,544,465

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #BA0908, 3.50%, 3/1/46	$1,949	$2,058,386
Pool #BA2906, 4.00%, 11/1/45	1,860	2,032,887
Pool #BA3938, 3.50%, 1/1/46	2,580	2,730,107
Pool #MA0956, 4.00%, 1/1/42	1,890	2,036,519
Pool #MA1003, 3.50%, 3/1/42	1,132	1,201,443
Pool #MA1060, 2.50%, 5/1/27	977	1,014,445
Pool #MA1438, 2.50%, 5/1/28	1,006	1,043,885
Pool #MA1789, 4.50%, 2/1/44	1,171	1,305,982
Pool #MA2357, 3.50%, 8/1/45	1,063	1,111,763
Pool #MA2389, 3.50%, 9/1/35	971	1,033,799
Pool #MA2486, 3.50%, 12/1/30	2,213	2,351,407

		$62,449,573

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$2,270	$2,447,972

		$2,447,972

Total Agency Mortgage-Backed Securities (identified cost $114,935,614)		$116,833,877

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$571	$641,225
Series 2013-130, Class EA, 3.00%, 6/25/38	1,860	1,897,615

Total Collateralized Mortgage Obligations (identified cost $2,551,740)		$2,538,840

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(1)	$3	$2,841
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	886,940
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(5)	114	113,535
Series 2006-5, Class AM, 5.448%, 9/10/47	130	130,693
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,168	1,175,449
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	201	201,472

Security	Principal Amount (000’s omitted)	Value

Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	$400	$401,780
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	729,520
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	2,150	2,160,724
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	179,132
Series 2013-CR11, Class C, 5.337%, 10/10/46(1)(5)	500	539,725
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	504,026
Series 2014-CR21, Class C, 4.565%, 12/10/47(5)	500	512,312
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	577,745
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	247,010
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	690,131
Series 2015-LC19, Class C, 4.405%, 2/10/48(5)	700	693,540
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	10	9,925
Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class B, 4.195%, 5/10/49(5)	1,000	1,073,497
Extended Stay America Trust
Series 2013-ESH7, Class D7, 4.171%, 12/5/31(1)(5)	750	755,884
GCCFC Commercial Mortgage Trust
Series 2007-GG9, Class A4, 5.444%, 3/10/39	2,244	2,264,987
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.816%, 8/15/47(1)(5)	675	557,816
Series 2014-C22, Class D, 4.712%, 9/15/47(1)(5)	500	395,637
Series 2014-C23, Class D, 4.108%, 9/15/47(1)(5)	250	198,893
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	158	157,423
Series 2006-CB17, Class A4, 5.429%, 12/12/43	939	945,917
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	41	41,041
Series 2011-C5, Class A3, 4.171%, 8/15/46	850	929,579
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	229,777
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	203	203,647
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	706	707,487
Series 2007-IQ15, Class A4, 6.102%, 6/11/49(5)	1,730	1,795,674
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	999,227
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.715%, 5/10/45(1)(5)	850	859,302
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	1,035	690,240
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.799%, 11/15/43(1)(5)	500	546,277
Series 2015-LC22, Class C, 4.69%, 9/15/58(5)	900	912,907
Series 2015-SG1, Class C, 4.62%, 12/15/47(5)	1,500	1,508,345

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	$80	$84,348

Total Commercial Mortgage-Backed Securities (identified cost $25,657,962)		$25,614,405

Asset-Backed Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value

Automotive — 3.5%
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A2A, 1.07%, 1/8/19	$2,034	$2,033,602
Series 2016-2, Class B, 2.21%, 5/10/21	610	615,939
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	1,691	1,695,753
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	461,261
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	164	164,516
CarMax Auto Owner Trust
Series 2015-3, Class A2A, 1.10%, 11/15/18	528	527,945
Series 2016-1, Class A2A, 1.30%, 4/15/19	725	727,005
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	499,728
Fifth Third Auto Trust
Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,390
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	1,208	1,206,549
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	615	616,828
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	479,466
Series 2016-A, Class A2A, 1.12%, 12/15/18	370	370,569
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,610
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	570	571,335
Hyundai Auto Receivables Trust
Series 2015-C, Class A2A, 0.99%, 11/15/18	418	418,331
Nissan Auto Lease Trust
Series 2014-B, Class A2A, 0.73%, 4/17/17	177	177,181
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,003,926
Series 2016-1, Class A2A, 1.41%, 7/15/19	1,850	1,853,093

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	$455	$452,410
World Omni Auto Receivables Trust
Series 2016-A, Class A2, 1.32%, 12/16/19	1,500	1,503,192

		$16,518,629

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,226,634

		$1,226,634

Other — 1.4%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$820	$829,443
Leaf II Receivables Funding, LLC
Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	557,910
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	1,250	1,246,713
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	131	130,067
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	409	410,112
SpringCastle Funding Trust
Series 2014-AA, Class A, 2.70%, 5/25/23(1)	462	463,228
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	704,977
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	1,200	1,218,074
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,042	1,051,065

		$6,611,589

Single Family Home Rental — 0.8%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.196%, 6/17/31(1)(6)	$1,000	$980,915
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.785%, 9/17/31(1)(6)	850	843,670
Colony American Homes
Series 2014-1A, Class C, 2.296%, 5/17/31(1)(6)	915	900,765
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	681	686,361

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Single Family Home Rental (continued)
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.601%, 12/17/30(1)(6)	$350	$345,809

		$3,757,520

Total Asset-Backed Securities (identified cost $28,064,698)		$28,114,372

Foreign Government and Agency Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$548,250

		$548,250

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$524,375
Government of Mexico, 4.00%, 10/2/23	790	852,213

		$1,376,588

Panama — 0.2%
Republic of Panama, 3.875%, 3/17/28	$700	$743,750

		$743,750

Sweden — 0.1%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(7)	$600	$601,830

		$601,830

Total Foreign Government and Agency Securities (identified cost $3,110,272)		$3,270,418

U.S. Treasury Obligations — 32.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$16,000	$20,648,432
U.S. Treasury Bond, 3.875%, 8/15/40	16,500	21,919,540
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	17,768	21,240,081
U.S. Treasury Note, 1.50%, 5/31/19	31,000	31,707,792
U.S. Treasury Note, 1.75%, 2/28/22	4,500	4,652,492
U.S. Treasury Note, 1.75%, 5/15/23	3,200	3,302,438
U.S. Treasury Note, 2.625%, 8/15/20	29,000	31,016,979

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 3.50%, 2/15/18	$16,500	$17,280,203
U.S. Treasury Note, 4.625%, 2/15/17	1,000	1,026,113

Total U.S. Treasury Obligations (identified cost $147,520,033)		$152,794,070

Preferred Securities — 0.2%

Security	Shares	Value

Diversified Financial Services — 0.0%(3)
PPTT, 2006-A GS, Class A, 5.925%(1)(6)	1.30	$233,577

		$233,577

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16 (Non-cumulative)(7)(9)(10)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,033,702

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.52%(11)	$7,698	$7,697,768

Total Short-Term Investments (identified cost $7,697,768)		$7,697,768

Total Investments — 100.4% (identified cost $465,690,317)		$477,751,436

Other Assets, Less Liabilities — (0.4)%		$(2,063,195)

Net Assets — 100.0%		$475,688,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $38,951,335 or 8.2% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2016.

(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2016.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(10)	Non-income producing security.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $457,992,549)	$470,053,668
Affiliated investment, at value (identified cost, $7,697,768)	7,697,768
Cash	3,238,529
Interest receivable	3,089,078
Interest receivable from affiliated investment	4,324
Receivable from affiliate	511
Total assets	$484,083,878

Liabilities
Payable for investments purchased	$1,506,448
Payable for when-issued securities	1,497,675
Payable for forward purchase commitment	5,134,375
Payable to affiliates:
Investment adviser fee	171,878
Trustees’ fees	4,720
Accrued expenses	80,541
Total liabilities	$8,395,637
Net Assets applicable to investors’ interest in Portfolio	$475,688,241

Sources of Net Assets
Investors’ capital	$463,627,122
Net unrealized appreciation	12,061,119
Total	$475,688,241

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Interest	$4,931,856
Dividends	7,758
Securities lending income, net	401
Interest allocated from affiliated investment	25,472
Expenses allocated from affiliated investment	(831)
Total investment income	$4,964,656

Expenses
Investment adviser fee	$881,341
Trustees’ fees and expenses	10,812
Custodian fee	55,371
Legal and accounting services	39,682
Miscellaneous	6,094
Total expenses	$993,300
Deduct —
Allocation of expenses to affiliate	$14,973
Total expense reductions	$14,973

Net expenses	$978,327

Net investment income	$3,986,329

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$658,405
Investment transactions allocated from affiliated investment	29
Net realized gain	$658,434
Change in unrealized appreciation (depreciation) —
Investments	$15,588,200
Net change in unrealized appreciation (depreciation)	$15,588,200

Net realized and unrealized gain	$16,246,634

Net increase in net assets from operations	$20,232,963

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$3,986,329	$5,204,122
Net realized gain (loss) from investment transactions and financial futures contracts	658,434	(1,842,987)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	15,588,200	(4,111,229)
Net increase (decrease) in net assets from operations	$20,232,963	$(750,094)
Capital transactions —
Contributions	$196,412,402	$148,178,748
Withdrawals	(83,641,122)	(19,282,676)
Net increase in net assets from capital transactions	$112,771,280	$128,896,072

Net increase in net assets	$133,004,243	$128,145,978

Net Assets
At beginning of period	$342,683,998	$214,538,020
At end of period	$475,688,241	$342,683,998

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015		2014		2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.50	%(3)	0.50	%(3)	0.50	%(3)	0.57%
Net investment income	2.03	%(2)	2.00%		2.47%		2.48%		2.93%		3.39%
Portfolio Turnover	51	%(4)(5)	159	%(5)	134	%(5)	107%		113%		100%

Total Return	5.24	%(4)	0.04%		5.27%		(1.04)%		5.12%		7.34%

Net assets, end of period (000’s omitted)	$475,688		$342,684		$214,538		$177,700		$114,900		$129,707

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would have been lower.

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 70.9% and 29.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

25

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

26

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $881,341 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $14,973 of the Portfolio’s operating expenses for the six months ended June 30, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$113,806,500	$66,917,768
U.S. Government and Agency Securities	214,554,805	129,824,273

	$328,361,305	$196,742,041

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$467,420,401

Gross unrealized appreciation	$12,680,843
Gross unrealized depreciation	(2,349,808)

Net unrealized appreciation	$10,331,035

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include interest rate swaptions purchased and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2016, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio held interest rate swaptions during the six months ended June 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

27

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Interest rate swaptions purchased	$(956,542	)(1)	$802,685	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions purchased outstanding during the six months ended June 30, 2016, which is indicative of the volume of this derivative type, was approximately $12,129,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2016.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Noncash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At June 30, 2016, the Portfolio had no securities on loan.

28

Core Bond Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$139,853,984	$—	$139,853,984
Agency Mortgage-Backed Securities	—	116,833,877	—	116,833,877
Collateralized Mortgage Obligations	—	2,538,840	—	2,538,840
Commercial Mortgage-Backed Securities	—	25,614,405	—	25,614,405
Asset-Backed Securities	—	28,114,372	—	28,114,372
Foreign Government and Agency Securities	—	3,270,418	—	3,270,418
U.S. Treasury Obligations	—	152,794,070	—	152,794,070
Preferred Securities	—	233,577	800,125	1,033,702
Short-Term Investments	—	7,697,768	—	7,697,768

Total Investments	$—	$476,951,311	$800,125	$477,751,436

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2016 is not presented. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Core Bond Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Core Bond Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Core Bond Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Core Bond Fund

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Core Bond Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	August 18, 2016